UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  July 23, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    50722



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     8046  1800000 SH       SOLE     01         1800000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     6630  1000000 SH       SOLE     01         1000000        0        0
D CIENA CORP  COM STK            COMMON STOCK     171779309     1035   100000 SH       SOLE     01          100000        0        0
D DIVX INC                       COMMON STOCK     255413106    10980  2000000 SH       SOLE     01         2000000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100     5662 11324468 SH       SOLE     01        11324468        0        0
D METALINK LTD                   COMMON STOCK     M69897102      329   864600 SH       SOLE     01          864600        0        0
D NETFLIX INC  COM STK           COMMON STOCK     64110L106     3101    75000 SH       SOLE     01           75000        0        0
D OCLARO INC  COM STK            COMMON STOCK     67555N107     4459  7000000 SH       SOLE     01         7000000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    10480  1000000 SH       SOLE     01         1000000        0        0
S REPORT SUMMARY                  9 DATA RECORDS               50722        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED